LOANS (Tables)	12 Months Ended
Dec. 31, 2017
LOANS - Carrying Amount of Accretable Yield for Purchased Impaired and Nonimpaired Loans [Abstract]
Commercial and Consumer Credit Exposure by Risk Attribute
Commercial and consumer credit exposure by risk attribute was as follows:

	As of December 31, 2017
		Real Estate
(Dollars in thousands)	Commercial and industrial	Construction	Commercial	Lease financing	Total
Pass	$1,882,464	$467,687	$2,446,999	$88,078	$4,885,228
Special Mention	6,226	0	4,436	0	10,662
Substandard	24,053	43	38,656	1,269	64,021
Doubtful	0	0	0	0	0
Total	$1,912,743	$467,730	$2,490,091	$89,347	$4,959,911

	Residential real estate	Home Equity	Installment	Credit card	Total
Performing	$463,459	$489,148	$41,331	$46,691	$1,040,629
Nonperforming	7,932	4,456	255	0	12,643
Total	$471,391	$493,604	$41,586	$46,691	$1,053,272

	As of December 31, 2016
		Real Estate
(Dollars in thousands)	Commercial and industrial	Construction	Commercial	Lease financing	Total
Pass	$1,725,451	$398,155	$2,349,662	$92,540	$4,565,808
Special Mention	18,256	1,258	15,584	108	35,206
Substandard	38,241	21	62,331	460	101,053
Doubtful	0	0	0	0	0
Total	$1,781,948	$399,434	$2,427,577	$93,108	$4,702,067

	Residential real estate	Home equity	Installment	Credit card	Total
Performing	$491,380	$456,314	$50,202	$43,408	$1,041,304
Nonperforming	9,600	4,074	437	0	14,111
Total	$500,980	$460,388	$50,639	$43,408	$1,055,415

Loan Delinquency, including Nonaccrual Loans
Loan delinquency, including nonaccrual loans, was as follows:

	As of December 31, 2017
(Dollars in thousands)	30 – 59 days past due	60 – 89 days past due	> 90 days past due	Total past due	Current	Subtotal	Purchased impaired	Total	> 90 days past due and still accruing
Loans
Commercial and industrial	$755	$1,657	$5,078	$7,490	$1,901,821	$1,909,311	$3,432	$1,912,743	$0
Lease financing	485	0	0	485	88,862	89,347	0	89,347	0
Construction real estate	234	0	0	234	467,216	467,450	280	467,730	0
Commercial real estate	1,716	201	8,777	10,694	2,419,969	2,430,663	59,428	2,490,091	0
Residential real estate	526	811	1,992	3,329	430,500	433,829	37,562	471,391	0
Home equity	2,716	394	1,753	4,863	485,127	489,990	3,614	493,604	0
Installment	179	29	205	413	40,529	40,942	644	41,586	0
Credit card	285	87	62	434	46,257	46,691	0	46,691	62
Total	$6,896	$3,179	$17,867	$27,942	$5,880,281	$5,908,223	$104,960	$6,013,183	$62

	As of December 31, 2016
(Dollars in thousands)	30 - 59 days past due	60 - 89 days past due	> 90 days past due	Total past due	Current	Subtotal	Purchased impaired	Total	> 90 days past due and still accruing
Loans
Commercial and industrial	$1,257	$208	$1,339	$2,804	$1,773,939	$1,776,743	$5,205	$1,781,948	$0
Lease financing	137	0	115	252	92,856	93,108	0	93,108	0
Construction real estate	0	0	0	0	398,877	398,877	557	399,434	0
Commercial real estate	777	134	5,589	6,500	2,339,327	2,345,827	81,750	2,427,577	2,729
Residential real estate	821	37	2,381	3,239	450,631	453,870	47,110	500,980	0
Home equity	195	145	1,776	2,116	456,143	458,259	2,129	460,388	0
Installment	24	1	258	283	49,058	49,341	1,298	50,639	0
Credit card	457	177	142	776	42,632	43,408	0	43,408	142
Total	$3,668	$702	$11,600	$15,970	$5,603,463	$5,619,433	$138,049	$5,757,482	$2,871

Loans Restructured During Period
The following table provides information on loan modifications classified as TDRs during the years ended December 31, 2017, 2016 and 2015:

	Years ended December 31,
	2017			2016			2015
(Dollars in thousands)	Number of loans	Pre-modification loan balance	Period end balance	Number of loans	Pre-modification loan balance	Period end balance	Number of loans	Pre-modification loan balance	Period end balance
Commercial and industrial	7	$5,724	$5,661	18	$3,402	$3,508	33	$9,035	$8,203
Construction real estate	0	0	0	0	0	0	0	0	0
Commercial real estate	8	1,816	1,758	16	5,200	4,752	18	20,249	16,474
Residential real estate	6	416	315	5	840	787	10	1,292	1,238
Home equity	1	39	39	5	165	156	25	2,859	2,221
Installment	0	0	0	3	9	9	10	97	97
Total	22	$7,995	$7,773	47	$9,616	$9,212	96	$33,532	$28,233

Loans Restructured, Modifications
The following table provides information on how TDRs were modified during the years ended December 31, 2017, 2016 and 2015:

	Years Ended December 31,
(Dollars in thousands)	2017	2016	2015
Extended maturities	$3,261	$2,571	$12,883
Adjusted interest rates	2,767	0	0
Combination of rate and maturity changes	489	3,046	1,244
Forbearance	1,181	88	260
Other (1)	75	3,507	13,846
Total	$7,773	$9,212	$28,233
(1) Other includes covenant modifications and other concessions or combination of concessions that do not consist of interest rate adjustments, forbearance and maturity extensions.

Loan Restructuring, Loans with a Payment Default Within 12 Months of Loan Modification

Nonaccrual, Restructured and Impaired Loans
The following table provides information on impaired loans, excluding purchased impaired loans, as of December 31:

(Dollars in thousands)	2017	2016	2015
Impaired loans
Nonaccrual loans (1)
Commercial and industrial	$5,229	$2,419	$8,405
Lease financing	82	195	122
Construction real estate	29	0	0
Commercial real estate	10,616	6,098	9,418
Residential real estate	4,140	5,251	5,027
Home equity	3,743	3,400	4,898
Installment	243	367	127
Total nonaccrual loans	24,082	17,730	27,997
Accruing troubled debt restructurings	17,545	30,240	28,876
Total impaired loans	$41,627	$47,970	$56,873

Interest income effect
Gross amount of interest that would have been recorded under original terms	$3,397	$2,848	$3,595
Interest included in income
Nonaccrual loans	535	375	475
Troubled debt restructurings	710	876	682
Total interest included in income	1,245	1,251	1,157
Net impact on interest income	$2,152	$1,597	$2,438

Commitments outstanding to borrowers with nonaccrual loans	$0	$0	$1
(1) Nonaccrual loans include nonaccrual TDRs of $6.4 million, $5.1 million and $9.3 million as of December 31, 2017, 2016 and 2015, respectively.

Investment in Impaired Loans
First Financial's investment in impaired loans, excluding purchased impaired loans, is as follows:

	December 31, 2017			December 31, 2016
(Dollars in thousands)	Current balance	Contractual principal balance	Related allowance	Current balance	Contractual principal balance	Related allowance
Loans with no related allowance recorded
Commercial and industrial	$7,162	$8,460	$0	$12,134	$12,713	$0
Lease financing	82	82	0	195	195	0
Construction real estate	29	60	0	0	0	0
Commercial real estate	18,423	20,837	0	12,232	14,632	0
Residential real estate	6,876	8,145	0	8,412	9,648	0
Home equity	4,356	5,399	0	3,973	5,501	0
Installment	255	422	0	437	603	0
Total	37,183	43,405	0	37,383	43,292	0

Loans with an allowance recorded
Commercial and industrial	169	169	169	1,069	1,071	550
Lease financing	0	0	0	0	0	0
Construction real estate	0	0	0	0	0	0
Commercial real estate	3,119	3,120	448	8,228	8,277	593
Residential real estate	1,056	1,063	160	1,189	1,189	179
Home equity	100	100	2	101	101	2
Installment	0	0	0	0	0	0
Total	4,444	4,452	779	10,587	10,638	1,324

Total
Commercial and industrial	7,331	8,629	169	13,203	13,784	550
Lease financing	82	82	0	195	195	0
Construction real estate	29	60	0	0	0	0
Commercial real estate	21,542	23,957	448	20,460	22,909	593
Residential real estate	7,932	9,208	160	9,601	10,837	179
Home equity	4,456	5,499	2	4,074	5,602	2
Installment	255	422	0	437	603	0
Total	$41,627	$47,857	$779	$47,970	$53,930	$1,324

	Years ended December 31,
	2017		2016		2015
(Dollars in thousands)	Average balance	Interest income recognized	Average balance	Interest income recognized	Average balance	Interest income recognized
Loans with no related allowance recorded
Commercial and industrial	$13,167	$280	$13,619	$309	$10,468	$258
Lease financing	112	4	150	3	24	0
Construction real estate	601	1	0	0	150	0
Commercial real estate	20,935	563	14,252	357	19,363	344
Residential real estate	7,616	196	7,752	199	8,143	184
Home equity	4,032	99	4,830	86	5,648	82
Installment	332	4	366	7	380	7
Total	46,795	1,147	40,969	961	44,176	875

Loans with an allowance recorded
Commercial and industrial	1,204	28	1,098	37	1,409	26
Lease financing	0	0	214	8	0	0
Construction real estate	0	0	0	0	0	0
Commercial real estate	2,634	40	7,792	211	12,928	213
Residential real estate	1,112	26	1,374	30	1,696	40
Home equity	101	4	101	4	101	3
Installment	0	0	0	0	0	0
Total	5,051	98	10,579	290	16,134	282

Total
Commercial and industrial	14,371	308	14,717	346	11,877	284
Lease financing	112	4	364	11	24	0
Construction real estate	601	1	0	0	150	0
Commercial real estate	23,569	603	22,044	568	32,291	557
Residential real estate	8,728	222	9,126	229	9,839	224
Home equity	4,133	103	4,931	90	5,749	85
Installment	332	4	366	7	380	7
Total	$51,846	$1,245	$51,548	$1,251	$60,310	$1,157

Changes in Other Real Estate Owned
Changes in OREO were as follows:

	Years ended December 31,
(Dollars in thousands)	2017	2016	2015
Balance at beginning of year	$6,284	$13,254	$22,674
Additions
Commercial	1,732	1,850	5,187
Residential	2,387	1,022	3,211
Total additions	4,119	2,872	8,398
Disposals
Commercial	(5,409)	(6,993)	(12,722)
Residential	(1,574)	(2,363)	(3,095)
Total disposals	(6,983)	(9,356)	(15,817)
Valuation adjustments
Commercial	(439)	(345)	(1,617)
Residential	(200)	(141)	(384)
Total valuation adjustments	(639)	(486)	(2,001)
Balance at end of year	$2,781	$6,284	$13,254